COMMON STOCK AND COMMON STOCK WARRANTS	12 Months Ended
Dec. 31, 2015
COMMON STOCK AND COMMON STOCK WARRANTS
COMMON STOCK AND COMMON STOCK WARRANTS

NOTE 7 —COMMON STOCK AND COMMON STOCK WARRANTS

During the year ended December 31, 2015, 1,139,403 shares of common stock were issued pursuant to stock awards under the 2006 Equity Incentive Plan.  Additionally, we issued 2.6 million shares upon the conversion of certain Senior Convertible Promissory Notes in February and April 2015 and 13.3 shares of common stock to AMER upon closing of the amended Investment Agreement in November 2015.

During the year ended December 31, 2014, 439,408 shares of common stock were issued pursuant to stock awards.

During the year ended December 31, 2013, options representing 20,000 shares were exercised for cash in the amount of $0.1 million, options representing 250,000 shares were exercised in a cashless exchange resulting in the issuance of 46,165 shares and 361,992 shares of common stock were issued pursuant to stock awards.

The following is a summary of common stock warrant activity for each of the three years ended December 31, 2015:

	Number of Shares
	Under
	Warrants	Exercise Price
Balance at December 31, 2012	11,000,000	$4.23 to 5.00
Expiration of warrants	(10,000,000)	$4.23
Balance at December 31, 2013	1,000,000	$5.00
Issuance of new warrants	8,535,000	$1.00
Balance at December 31, 2014	9,535,000	$1.00 to 5.00
Issuance of new warrants	80,000,000	$0.50
Balance at December 31, 2015	89,535,000	$0.50 to 5.00
Weighted average exercise price	$0.60

On October 26, 2012, the Company issued a warrant to Hanlong to purchase 10.0 million shares of the Company’s common stock in connection with the signing of the subordinated debt agreement at a price of $4.23 per share and had a value of $12.4 million.  In addition, the $12.4 million value placed on the warrant issued to Hanlong in connection with the Sub Debt Facility was considered a loan commitment fee.  These costs were to be amortized over the life of the Sub Debt Facility using the straight-line method from the date the loan agreement was effective.  The termination of the Sub Debt Facility in May 2013 resulted in a non-cash charge to the income statement in the amount of $11.5 million for the remaining unamortized value associated with the warrants.

On December 26, 2014, the Company issued 8.5 million warrants in connection with the private placement of its senior convertible notes at a price of $1.00 per share and had a relative fair value of $0.8 million.  In addition, the $0.8 million value placed on the warrants was considered a debt discount and is to be amortized over the expected redemption period.

On November 2, 2015, the Company issued 80.0 million warrants to AMER in connection with the closing of the amended Investment Agreement at a price of $0.50 per share and a relative fair value of $0.5 million, resulting in an entry to additional paid-in capital.

Of the warrants outstanding at December 31, 2015, 8.5 million are exercisable at $1.00 per share at any time from June 26, 2015 through their expiration on December 26, 2019, 1.0 million are exercisable at $5.00 per share once General Moly has received financing necessary for the commencement of commercial production at the Mt. Hope Project and will expire one year thereafter, and the remaining 80.0 million become exercisable upon availability of an approximately $700.0 million Bank Loan prior to April 17, 2017, as described in Note 1 above.  Should the vesting condition not be met on those 80.0 million warrants prior to April 17, 2017, pending potential renegotiation of the Investment Agreement, the warrants will expire.

Pursuant to our amended Certificate of Incorporation, approved by the stockholders at the general meeting of June 30, 2015, we are authorized to issue 650.0 million shares of $0.001 par value common stock.  All shares have equal voting rights, are non-assessable and have one vote per share.  Voting rights are not cumulative and therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.  The Certificate of Amendment was filed in Delaware on July 14, 2015.

Additionally, on June 30, 2015, the Company’s stockholders approved an amendment to the Company’s Certificate of Incorporation providing the Board with the flexibility to effect a reverse stock split of the Company’s common stock.  This amendment has not yet been implemented by the Board.